ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION
Summary of company' subsidiaries and VIE

As of December 31, 2023, the Company effectively controls a number of VIEs through the Primary Beneficiaries, as defined below.

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding

VIEs
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automobile trading transaction and aftermarket service facilitation.
Shanghai Yunguhaoche Electronic Technology Co., Ltd. (“Shanghai Yungu”)	March 15, 2022	PRC	Nil	Provision of automobile trading transaction.

Condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
Cash and cash equivalents	268,621,701	293,424,298	41,327,948
Other current assets	3,717,898,668	2,252,537,952	317,263,335
Total current assets	3,986,520,369	2,545,962,250	358,591,283
Finance lease receivables—non-current	260,049,967	36,426,617	5,130,582
Other non-current assets	1,246,816,149	727,442,480	102,458,130
Total non-current assets	1,506,866,116	763,869,097	107,588,712
Total assets	5,493,386,485	3,309,831,347	466,179,995
Short-term debts	349,299,134	39,071,500	5,503,106
Other current liabilities	1,861,808,449	415,702,064	58,550,411
Total current liabilities	2,211,107,583	454,773,564	64,053,517
Long-term debts	75,869,353	712,023	100,286
Other non-current liabilities	86,138,152	53,137,238	7,484,223
Total non-current liabilities	162,007,505	53,849,261	7,584,509
Total liabilities	2,373,115,088	508,622,825	71,638,026

Condensed Statements of comprehensive income

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	3,921,688,104	1,980,415,725	1,701,876,288	239,704,262
Net income (loss)	37,717,411	(1,131,232,450)	(87,530,375)	(12,328,395)

Condensed Statements of cash flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(374,886,851)	(599,053,407)	969,040,392	136,486,485
Net cash provided by investing activities	744,832,757	1,084,633,210	1,369,020,741	192,822,539
Net cash used in financing activities	(554,832,190)	(1,020,359,284)	(949,602,067)	(133,748,654)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(55,087)	175,763	—	—